CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Tables)	12 Months Ended
Jun. 30, 2017
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Balance Sheet [Table Text Block]
CONDENSED BALANCE SHEETS

	June 30,
	2016	2017
ASSETS
Current assets:
Cash and cash equivalents	$8,571	$13,103
Amounts due from subsidiaries	72,303	59,920
Prepaid expenses	63	61
Total current assets	80,937	73,084

Investments in subsidiaries	669,326	726,837
Total assets	$750,263	$799,921

LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities:
Accrued payroll and related expense	$9	$14
Accrued liabilities	427	487
Amounts due to subsidiaries	55,869	55,869
Total current liabilities	56,305	56,370

Long-term loan	19,802	20,032
Total liabilities	76,107	76,402

Equity:
Ordinary shares, par value $0.001 per share, 100,000,000 shares authorized; 59,598,099 and 60,342,099 shares issued and outstanding as of June 30, 2016 and 2017, respectively	60	60
Additional paid-in capital	215,403	222,189
Retained earnings	467,160	524,129
Accumulated other comprehensive loss	(8,467)	(22,859)
Total equity	674,156	723,519

Total liabilities and equity	$750,263	$799,921

Condensed Income Statement [Table Text Block]
CONDENSED STATEMENTS OF COMPREHENSIVE INCOME

	Year Ended June 30,
	2015	2016	2017

General and administrative expenses	$3,169	$4,484	$1,062
Loss from operations	(3,169)	(4,484)	(1,062)

Other expense, net	(35)	(93)	(89)
Interest income	1	80	4
Interest expenses	(463)	(705)	(1,074)
Foreign exchange gains (losses)	238	(719)	(740)
Equity in profit of subsidiaries	$99,955	$124,392	$71,905
Income before income taxes	96,527	118,471	68,944
Income tax expenses	-	-	-
Net income	96,527	118,471	68,944

Other comprehensive income, net of tax of nil
Translation adjustment	(1,427)	(46,052)	(14,392)
Comprehensive income	$95,100	$72,419	$54,552

Condensed Cash Flow Statement [Table Text Block]
CONDENSED STATEMENTS OF CASH FLOWS

	Year ended June 30,
	2015	2016	2017

Net cash used in operating activities	$(397)	$(1,697)	$(930)

Net cash (used in) provided by investing activities	(4,402)	$11,390	$(396)

Net cash provided by (used in) financing activities	$13,236	$(9,559)	$5,858

Net increase in cash and cash equivalents	$8,437	$134	$4,532
Cash and cash equivalents, beginning of year	$-	$8,437	$8,571
Cash and cash equivalents, end of year	$8,437	$8,571	$13,103